Disclosures about Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

SEGMENT INFORMATION
	SUCCESSOR APR. 13, 2016 - DEC. 31, 2016				PREDECESSOR JAN. 1, 2016 - APR. 12, 2016
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	TOTAL	CLECO POWER	OTHER	ELIMINATIONS	TOTAL
Revenue
Electric operations	$810,075	$(7,482)	$(1)	$802,592	$281,154	$—	$—	$281,154
Other operations	50,080	1,482	—	51,562	18,493	587	—	19,080
Electric customer credits	(1,149)	—	—	(1,149)	(364)	—	—	(364)
Affiliate revenue	621	35,602	(36,223)	—	263	15,024	(15,287)	—
Operating revenue, net	$859,627	$29,602	$(36,224)	$853,005	$299,546	$15,611	$(15,287)	$299,870
Depreciation and amortization	$102,444	$7,296	$(1)	$109,739	$43,698	$377	$1	$44,076
Merger transaction and commitment costs	$151,501	$23,195	$—	$174,696	$—	$34,928	$(16)	$34,912
Interest charges	$54,606	$35,246	$(86)	$89,766	$21,840	$295	$(12)	$22,123
Interest income	$652	$275	$(87)	$840	$208	$69	$(12)	$265
Federal and state income tax expense (benefit)	$5,376	$(28,198)	$—	$(22,822)	$12,993	$(9,525)	$—	$3,468
Net income (loss)	$17,580	$(41,692)	$(1)	$(24,113)	$21,548	$(25,508)	$—	$(3,960)
Additions to property, plant, and equipment	$143,790	$654	$—	$144,444	$42,353	$39	$—	$42,392
Equity investment in investee	$18,672	$—	$—	$18,672
Goodwill	$1,490,797	$—	$—	$1,490,797
Total segment assets	$5,758,245	$614,959	$(30,060)	$6,343,144

	PREDECESSOR FOR THE YEAR ENDED DEC. 31, 2015
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	TOTAL
Revenue
Electric operations	$1,142,389	$—	$—	$1,142,389
Other operations	67,109	2,078	(1)	69,186
Electric customer credits	(2,173)	—	—	(2,173)
Affiliate revenue	1,142	57,323	(58,465)	—
Operating revenue, net	$1,208,467	$59,401	$(58,466)	$1,209,402
Depreciation and amortization	$147,839	$1,739	$1	$149,579
Merger transaction costs	$—	$4,592	$(1)	$4,591
Interest charges	$76,560	$1,149	$282	$77,991
Interest income	$725	$(111)	$281	$895
Federal and state income tax expense (benefit)	$79,294	$(1,590)	$—	$77,704
Net income (loss)	$141,350	$(7,681)	$—	$133,669
Additions to property, plant, and equipment	$156,357	$462	$—	$156,819
Equity investment in investee	$16,822	$—	$—	$16,822
Total segment assets	$4,233,337	$21,471	$68,546	$4,323,354

	PREDECESSOR FOR THE YEAR ENDED DEC. 31, 2014
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	TOTAL
Revenue
Electric operations	$1,225,960	$—	$—	$1,225,960
Tolling operations	—	5,467	(5,467)	—
Other operations	64,893	2,163	(1)	67,055
Electric customer credits	(23,530)	—	—	(23,530)
Affiliate revenue	1,326	56,031	(57,357)	—
Operating revenue, net	$1,268,649	$63,661	$(62,825)	$1,269,485
Depreciation and amortization	$144,026	$2,479	$—	$146,505
Merger transaction costs	$—	$17,848	$—	$17,848
Interest charges	$74,673	$(1,538)	$471	$73,606
Interest income	$1,707	$(410)	$471	$1,768
Federal and state income tax expense (benefit)	$76,974	$(9,858)	$—	$67,116
Net income (loss)	$154,316	$424	$(1)	$154,739
Additions to property, plant, and equipment	$206,607	$1,029	$—	$207,636
Equity investment in investees	$14,532	$8	$—	$14,540
Total segment assets	$4,232,942	$248,043	$(112,567)	$4,368,418